Goodwill and Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 18,812	$ 14,121
Accumulated Amortization	(11,287)	(9,042)
Net Book Value	7,525	5,079
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-lived intangible assets	1,087	199
Cost	19,899	14,320
Intangible assets, net	8,612	5,278
Cryptocurrencies
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-lived intangible assets	0	4
Internet domain names
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-lived intangible assets	1,087	195
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Cost	12,368	8,705
Accumulated Amortization	(8,105)	(6,675)
Net Book Value	$ 4,263	$ 2,030
Weighted-Average Remaining Useful Life (in years)	4 years 4 months 24 days	2 years 8 months 12 days
Tradenames
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 3,578	$ 2,921
Accumulated Amortization	(1,838)	(1,433)
Net Book Value	$ 1,740	$ 1,488
Weighted-Average Remaining Useful Life (in years)	5 years 3 months 18 days	4 years 10 months 24 days
Capitalized software development costs
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 2,866	$ 2,495
Accumulated Amortization	(1,344)	(934)
Net Book Value	$ 1,522	$ 1,561
Weighted-Average Remaining Useful Life (in years)	3 years 1 month 6 days	3 years 9 months 18 days